UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21682

BB&T Variable Insurance Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

Keith F. Karlawish, President

BB&T Variable Insurance Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

BB&T Variable Insurance Funds

BB&T Variable Insurance Funds

Summary of Portfolio Holdings (Unaudited)

June 30, 2008

The BB&T Variable Insurance Funds portfolio composition was as follows at June 30, 2008:

Percentage of net assets
BB&T Large Cap VIF
Consumer Discretionary	16.5%
Consumer Staples	12.8%
Energy	11.4%
Exchange Traded Funds	4.8%
Financials	16.1%
Health Care	15.1%
Industrials	4.3%
Information Technology	17.2%
Investment Company	0.4%
Materials	1.4%
Short-Term Investments*	3.5%

103.5%

BB&T Mid Cap Growth VIF
Consumer Discretionary	13.7%
Energy	23.4%
Financials	7.6%
Health Care	8.0%
Industrials	20.6%
Information Technology	17.9%
Investment Company	0.3%
Materials	6.2%
Utilities	1.4%

99.1%

BB&T Capital Manager Equity VIF
BB&T Equity Income Fund	5.6%
BB&T Equity Index Fund	1.5%
BB&T International Equity Fund	25.3%
BB&T Large Cap Fund	16.6%
BB&T Mid Cap Growth Fund	9.0%
BB&T Mid Cap Value Fund	13.0%
BB&T Special Opportunities Equity Fund	4.6%
BB&T U.S. Treasury Money Market Fund	1.6%
Exchange Traded Funds	22.7%

99.9%

BB&T Special Opportunities Equity VIF
Consumer Discretionary	9.0%
Consumer Staples	1.8%
Energy	15.9%
Financials	4.4%
Health Care	20.1%
Industrials	8.9%
Information Technology	29.9%
Investment Company	1.9%
Materials	9.1%
Short-Term Investments*	7.4%

108.4%

BB&T Total Return Bond VIF
Asset Backed Securities	3.7%
Commercial Mortgage-Backed Securities	4.1%
Corporate Bonds	22.3%
Fannie Mae	28.8%
Federal Home Loan Bank	1.2%
Freddie Mac	21.3%
Ginnie Mae	1.3%
Investment Company	6.3%
Municipal Bonds	7.9%
U.S. Treasury Notes	4.6%
Short-Term Investments*	1.3%

102.8%

*	Short-Term Investments represent the invested cash collateral received in connection with securities lending (see Note 2).

BB&T Variable Insurance Funds

Expense Example (Unaudited)

June 30, 2008

As a shareholder of the BB&T Variable Insurance Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the BB&T Variable Insurance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 through June 30, 2008.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period 1/1/08 - 6/30/08*, **	Expense Ratio During Period 1/1/08 - 6/30/08
BB&T Large Cap VIF	$1,000.00	$826.80	$3.82	0.84%
BB&T Mid Cap Growth VIF	1,000.00	886.30	4.08	0.87%
BB&T Capital Manager Equity VIF	1,000.00	881.50	1.17	0.25%
BB&T Special Opportunities Equity VIF	1,000.00	968.80	5.29	1.08%
BB&T Total Return Bond VIF	1,000.00	1,006.90	3.89	0.78%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multipled by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Expenses shown do not include annuity contract fees.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each BB&T Variable Insurance Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/08	Ending Account Value 1/1/08	Expenses Paid During Period 1/1/08 - 6/30/08*, **	Expense Ratio During Period 1/1/08 - 6/30/08
BB&T Large Cap VIF	$1,000.00	$1,020.69	$4.22	0.84%
BB&T Mid Cap Growth VIF	1,000.00	1,020.54	4.37	0.87%
BB&T Capital Manager Equity VIF	1,000.00	1,023.62	1.26	0.25%
BB&T Special Opportunities Equity VIF	1,000.00	1,019.49	5.42	1.08%
BB&T Total Return Bond VIF	1,000.00	1,020.98	3.92	0.78%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multipled by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Expenses shown do not include annuity contract fees.

BB&T Large Cap VIF

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS (94.8%)
	Consumer Discretionary (16.5%)
101,010	Comcast Corp., Class A	$1,916,160
70,949	Home Depot, Inc. (The)	1,661,626
170,809	KB Home	2,891,796
24,597	Target Corp.	1,143,515
16,918	Tiffany & Co.	689,408
50,625	Walt Disney Co. (The)	1,579,500

		9,882,005

	Consumer Staples (12.8%)
28,606	Clorox Co. (The)	1,493,233
86,133	Kraft Foods, Inc., Class A	2,450,484
42,981	Procter & Gamble Co.	2,613,675
20,048	Wal-Mart Stores, Inc.	1,126,697

		7,684,089

	Energy (11.4%)
23,132	Anadarko Petroleum Corp.	1,731,199
25,732	ConocoPhillips	2,428,843
30,599	Exxon Mobil Corp.	2,696,691

		6,856,733

	Financials (16.1%)
54,498	American International Group, Inc.	1,442,017
35,061	Bank of America Corp.	836,906
54,197	Citigroup, Inc.	908,342
50,473	Freddie Mac	827,757
31,849	JPMorgan Chase & Co.	1,092,739
28,126	Merrill Lynch & Co., Inc.	891,875
126,205	MGIC Investment Corp.(e)	771,113
99,248	Progressive Corp. (The)	1,857,923
43,016	Wells Fargo & Co.	1,021,630

		9,650,302

	Health Care (15.1%)
12,782	Eli Lilly & Co.	590,017
52,600	Johnson & Johnson	3,384,284
42,821	Medtronic, Inc.	2,215,987
61,514	Merck & Co., Inc.	2,318,463
31,064	Pfizer, Inc.	542,688

		9,051,439

	Industrials (4.3%)
56,777	General Electric Co.	1,515,378
36,967	USG Corp.(a)	1,093,114

		2,608,492

	Information Technology (17.2%)
45,174	Cisco Systems, Inc.(a)	1,050,747
77,158	Dell, Inc.(a)	1,688,217
63,427	eBay, Inc.(a)	1,733,460
74,487	Intel Corp.	1,599,981
48,083	Microsoft Corp.	1,322,763
50,231	QUALCOMM, Inc.	2,228,750
34,602	Yahoo!, Inc.(a)	714,877

		10,338,795

	Materials (1.4%)
22,995	Alcoa, Inc.	819,082

	Total Common Stocks (Cost $62,004,557)	56,890,937

EXCHANGE TRADED FUNDS (4.8%)
23,732	Energy Select Sector SPDR Fund(e)	2,099,807
10,558	SPDR S&P Oil & Gas Exploration & Production ETF	742,016

	Total Exchange Traded Funds (Cost $2,844,835)	2,841,823

INVESTMENT COMPANY (0.4%)
253,923	Federated Treasury Obligations Fund, Institutional Shares	253,923

	Total Investment Company (Cost $253,923)	253,923

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (3.5%)
$ 2,118,692	Pool of Various Securities for Security Loans	2,118,692

	Total Securities Held as Collateral for Securities on Loan (Cost $2,118,692)	2,118,692

Total Investments — 103.5% (Cost $67,222,007)		62,105,375
Net Other Assets (Liabilities) — (3.5)%		(2,108,067)

NET ASSETS — 100.0%		$59,997,308

See notes to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Mid Cap Growth VIF

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS (98.8%)
	Consumer Discretionary (13.7%)
19,450	Burger King Holdings, Inc.	$521,066
7,750	DeVry, Inc.	415,555
15,650	Gafisa SA, ADR	537,890
8,250	GameStop Corp., Class A(a)	333,300
10,750	Guess?, Inc.	402,587
3,450	Priceline.com, Inc.(a)	398,337
14,025	Urban Outfitters, Inc.(a)	437,440
13,125	Warnaco Group, Inc. (The)(a)	578,419

		3,624,594

	Energy (23.4%)
7,725	Alliance Resource Partners LP	430,128
10,475	Cameron International Corp.(a)	579,791
8,300	Carrizo Oil & Gas, Inc.(a)	565,147
4,025	Core Laboratories N.V.(a)	572,959
3,275	Diamond Offshore Drilling, Inc.	455,684
8,225	Helmerich & Payne, Inc.	592,365
4,550	National Oilwell Varco, Inc.(a)	403,676
6,950	Petrohawk Energy Corp.(a)	321,854
8,225	Pioneer Natural Resources Co.	643,853
10,375	Plains Exploration & Production Co.(a)	757,064
11,100	Southwestern Energy Co.(a)	528,471
2,350	Transocean, Inc.(a)	358,116

		6,209,108

	Financials (7.6%)
6,825	AllianceBernstein Holding LP	373,191
24,375	Hudson City Bancorp, Inc.	406,575
15,925	Interactive Brokers Group, Inc., Class A(a)	511,670
20,650	Waddell & Reed Financial, Inc., Class A	722,957

		2,014,393

	Health Care (8.0%)
5,125	Covance, Inc.(a)	440,852
6,600	Express Scripts, Inc.(a)	413,952
5,200	Illumina, Inc.(a)	452,972
1,440	Intuitive Surgical, Inc.(a)	387,936
7,400	Thermo Fisher Scientific, Inc.(a)	412,402

		2,108,114

	Industrials (20.6%)
17,375	ABB, Ltd., ADR(a)	492,060
8,400	Bucyrus International, Inc.	613,368
17,400	Corrections Corp. of America(a)	477,978
7,125	CSX Corp.	447,521
17,675	EnerSys(a)	605,015
1,670	First Solar, Inc.(a)	455,609
2,260	Fluor Corp.	420,541
7,425	Foster Wheeler, Ltd.(a)	543,139
7,325	Joy Global, Inc.	555,455
11,800	Kansas City Southern(a)	519,082
6,475	Stericycle, Inc.(a)	334,758

		5,464,526

	Information Technology (17.9%)
1,140	Baidu.com, Inc., ADR(a)	356,774
13,225	BMC Software, Inc.(a)	476,100
8,050	Equinix, Inc.(a)	718,221
625	Google, Inc., Class A(a)	329,012
36,825	Marvell Technology Group, Ltd.(a)	650,330
2,175	Mastercard, Inc., Class A	577,506
13,325	Micros Systems, Inc.(a)	406,279
22,925	Microsemi Corp.(a)	577,252
2,250	Research In Motion, Ltd.(a)	263,025
9,225	Sina Corp.(a)	392,524

		4,747,023

	Materials (6.2%)
2,925	CF Industries Holdings, Inc.	446,940
6,450	Cleveland-Cliffs, Inc.	768,776
2,975	Mosaic Co. (The)(a)	430,482

		1,646,198

	Utilities (1.4%)
7,400	Allegheny Energy, Inc.	370,814

	Total Common Stocks (Cost $22,778,981)	26,184,770

INVESTMENT COMPANY (0.3%)
71,219	Federated Treasury Obligations Fund, Institutional Shares	71,219

	Total Investment Company (Cost $71,219)	71,219

Total Investments — 99.1% (Cost $22,850,200)		26,255,989
Net Other Assets (Liabilities) — 0.9%		250,240

NET ASSETS — 100.0%		$26,506,229

See notes to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Capital Manager Equity VIF

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (77.2%)
61,280	BB&T Equity Income Fund, Institutional Class	$822,987
26,272	BB&T Equity Index Fund, Institutional Class	224,362
528,895	BB&T International Equity Fund, Institutional Class	3,749,868
206,705	BB&T Large Cap Fund, Institutional Class	2,463,920
97,686	BB&T Mid Cap Growth Fund, Institutional Class	1,338,292
182,346	BB&T Mid Cap Value Fund, Institutional Class	1,920,107
39,805	BB&T Special Opportunities Equity Fund, Institutional Class	683,842
238,913	BB&T U.S. Treasury Money Market Fund, Institutional Class	238,913

	Total Affiliated Investment Companies (Cost $12,975,870)	11,442,291

EXCHANGE TRADED FUNDS (22.7%)
14,747	iShares Russell 2000 Index Fund	1,017,985
18,393	iShares S&P 500 Index Fund	2,352,649

	Total Exchange Traded Funds (Cost $3,662,091)	3,370,634

Total Investments — 99.9% (Cost $16,637,961)		14,812,925
Net Other Assets (Liabilities) — 0.1%		21,357

NET ASSETS — 100.0%		$14,834,282

See notes to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Special Opportunities Equity VIF

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS (99.1%)
	Consumer Discretionary (9.0%)
74,000	Comcast Corp., Class A	$1,403,780
58,000	News Corp., Class A	872,320
56,000	XM Satellite Radio Holdings, Inc., Class A(a)	439,040
21,300	Yum! Brands, Inc.(d)	747,417

		3,462,557

	Consumer Staples (1.8%)
34,300	Smithfield Foods, Inc.(a)(d)	681,884

	Energy (15.9%)
11,100	Apache Corp.(d)	1,542,900
23,000	Nabors Industries, Ltd.(a)(e)	1,132,290
22,200	Noble Corp.	1,442,112
40,000	Weatherford International, Ltd.(a)(d)	1,983,600

		6,100,902

	Financials (4.4%)
2,000	Markel Corp.(a)	734,000
40,000	Wells Fargo & Co.	950,000

		1,684,000

	Health Care (20.1%)
26,000	Allscripts Healthcare Solutions, Inc.(a)	322,660
29,000	Amgen, Inc.(a)	1,367,640
10,100	Coventry Health Care, Inc.(a)	307,242
19,000	McKesson Corp.	1,062,290
35,862	MedCath Corp.(a)	644,799
27,000	Teva Pharmaceutical Industries, Ltd., ADR	1,236,600
50,000	UnitedHealth Group, Inc.	1,312,500
28,000	Varian Medical Systems, Inc.(a)	1,451,800

		7,705,531

	Industrials (8.9%)
9,000	L-3 Communications Holdings, Inc.	817,830
70,000	Southwest Airlines Co.(d)	912,800
42,000	Spirit Aerosystems Holdings, Inc., Class A(a)	805,560
25,000	Trinity Industries, Inc.(e)	867,250

		3,403,440

	Information Technology (29.9%)
69,000	ACI Worldwide, Inc.(a)	1,213,710
34,000	Akamai Technologies, Inc.(a)	1,182,860
258,000	ARM Holdings PLC, ADR(e)	1,313,220
54,000	Cisco Systems, Inc.(a)	1,256,040
57,000	Corning, Inc.	1,313,850
33,000	Digital River, Inc.(a)	1,273,140
47,000	eBay, Inc.(a)(d)	1,284,510
20,000	Harris Corp.	1,009,800
44,950	Symantec Corp.(a)	869,782
35,000	Yahoo!, Inc.(a)(d)	723,100

		11,440,012

	Materials (9.1%)
16,000	Aracruz Celulose SA, ADR(d)	1,174,240
21,000	Dow Chemical Co. (The)	733,110
45,200	Nalco Holding Co.	955,980
32,065	Sealed Air Corp.(d)	609,556

		3,472,886

	Total Common Stocks (Cost $35,112,091)	37,951,212

INVESTMENT COMPANY (1.9%)
706,789	Federated Treasury Obligations Fund, Institutional Shares	706,789

	Total Investment Company (Cost $706,789)	706,789

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (7.4%)
$ 2,832,036	Pool of Various Securities for Security Loans	2,832,036

	Total Securities Held as Collateral for Securities on Loan (Cost $2,832,036)	2,832,036

Total Investments — 108.4% (Cost $38,650,916)		41,490,037
Net Other Assets (Liabilities) — (8.4)%		(3,202,026)

NET ASSETS — 100.0%		$38,288,011

See notes to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Total Return Bond VIF

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (3.7%)
$ 80,000	American Express Credit Account Master Trust, Series 2004-5, Class A, 2.561%, 4/16/12*(b)	$79,659
98,000	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4, Class 1A5, STEP, 5.416%, 5/25/33(f)	88,424
270,000	Chase Issuance Trust, Series 2006-A5, Class A, 2.491%, 11/15/13*(b)	263,419
58,000	MBNA Credit Card Master Note Trust, Series 2001-A5, Class A5, 2.681%, 3/15/11*(b)	57,984
115,000	MBNA Credit Card Master Note Trust, Series 2003-A8, Class A8, 2.661%, 12/17/12*(b)	113,955
115,000	MBNA Credit Card Master Note Trust, Series 2002-A8, Class A8, 2.863%, 12/15/11*(b)	114,696

	Total Asset Backed Securities (Cost $727,846)	718,137

COLLATERALIZED MORTGAGE OBLIGATIONS (1.8%)
	Freddie Mac (1.8%)
91,400	4.000%, 4/15/18, Series 2841, Class BD	90,589
255,967	5.500%, 4/15/31, Series 3061, Class DA	260,179

	Total Collateralized Mortgage Obligations (Cost $351,047)	350,768

COMMERCIAL MORTGAGE-BACKED SECURITIES (4.1%)
125,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A3, 5.607%, 10/15/48	119,810
210,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/40*	197,925
28,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46*	27,167
300,000	Morgan Stanley Capital I, Series 2007-IQ13, Class A3, 5.331%, 3/15/44	278,128
187,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3, 6.100%, 2/15/51*	179,497

	Total Commercial Mortgage-Backed Securities (Cost $843,199)	802,527

CORPORATE BONDS (22.3%)
	Consumer Discretionary (0.5%)
48,000	Historic TW, Inc., 9.125%, 1/15/13	52,708
44,000	Time Warner, Inc., 5.875%, 11/15/16	41,490

		94,198

	Consumer Staples (1.2%)
120,000	Coca-Cola Co. (The), 5.350%, 11/15/17	120,959
112,000	CVS Caremark Corp., 4.875%, 9/15/14	108,712

		229,671

	Energy (1.1%)
68,000	Peabody Energy Corp., Series B, 6.875%, 3/15/13	68,170
152,000	Transocean, Inc., 6.000%, 3/15/18	152,227

		220,397

	Financials (11.2%)
240,000	American International Group, Inc., MTN, Series G, 5.850%, 1/16/18	224,845
250,000	Bank of America Corp., 5.125%, 11/15/14	241,827
36,000	Bank of America Corp., 5.750%, 12/1/17	33,808
160,000	Bear Stearns Cos., Inc. (The), 7.250%, 2/1/18	166,970
28,000	ERP Operating LP, 5.125%, 3/15/16	25,249
55,000	GATX Financial Corp., 5.125%, 4/15/10	54,915
300,000	General Electric Capital Corp., 5.625%, 5/1/18	290,117
85,000	Goldman Sachs Group, Inc. (The), 6.125%, 2/15/33	76,138
40,000	Lehman Brothers Holdings, Inc., MTN, Series G, 4.800%, 3/13/14	35,914
125,000	Lehman Brothers Holdings, Inc., MTN, Series H, 3.010%, 1/23/09*	122,319
180,000	Lehman Brothers Holdings, Inc., MTN, Series I, 2.838%, 9/26/08*	178,331
130,000	Lehman Brothers Holdings, Inc., MTN, Series I, 6.200%, 9/26/14	124,081
218,000	Morgan Stanley, MTN, Series F, 6.625%, 4/1/18	206,561
178,000	Prudential Financial, Inc., MTN, Series B, 5.100%, 9/20/14	173,435
45,000	Prudential Financial, Inc., MTN, Series D, 6.625%, 12/1/37	42,478
188,000	Wells Fargo & Co., 5.625%, 12/11/17	181,898

		2,178,886

	Health Care (0.8%)
78,000	Cardinal Health, Inc., 4.000%, 6/15/15	70,508
90,000	Laboratory Corp. of America Holdings, 5.625%, 12/15/15	85,009

		155,517

	Industrials (1.9%)
140,000	Allied Waste North America, Inc., 6.875%, 6/1/17	136,850
180,000	Corrections Corp. of America, 6.250%, 3/15/13	173,250
60,000	Goodrich (BF) Corp., 6.290%, 7/1/16	60,978

		371,078

	Information Technology (4.5%)
131,000	Cisco Systems, Inc., 5.500%, 2/22/16	132,167
130,000	Hewlett-Packard Co., 6.500%, 7/1/12	138,432
110,000	Hewlett-Packard Co., 5.400%, 3/1/17	107,907
215,000	International Business Machines Corp., 5.700%, 9/14/17	218,207
192,000	Oracle Corp., 5.250%, 1/15/16	188,922
50,000	Oracle Corp., 5.750%, 4/15/18	49,957
45,000	Xerox Corp., 6.350%, 5/15/18	44,419

		880,011

	Telecommunication Services (0.7%)
150,000	AT&T Inc., 6.400%, 5/15/38	143,592

	Utilities (0.4%)
60,000	Duke Energy Corp., 6.250%, 6/15/18	60,227
24,000	Ohio Power Co., Series K, 6.000%, 6/1/16	23,808

		84,035

	Total Corporate Bonds (Cost $4,454,363)	4,357,385

Continued

BB&T Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

June 30, 2008 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES (40.4%)
	Fannie Mae (23.4%)
$ 24,541	4.500%, 10/1/18, Pool #752030	$23,999
16,140	5.500%, 11/1/20, Pool #843972	16,327
17,461	5.500%, 12/1/20, Pool #831138	17,663
42,767	5.500%, 5/1/21, Pool #895628	43,262
57,050	5.500%, 6/1/21, Pool #831526	57,530
280,930	5.500%, 4/1/22, Pool #914937	283,150
52,581	5.000%, 10/1/25, Pool #255894	51,206
59,192	5.500%, 2/1/27, Pool #256600	58,989
245,166	5.500%, 1/1/34, Pool #757571	243,093
52,603	6.000%, 9/1/34, Pool #790912	53,276
59,458	6.500%, 9/1/34, Pool #796569	61,445
26,956	7.000%, 6/1/35, Pool #255820	28,348
108,104	5.000%, 11/1/35, Pool #842402	103,984
26,174	5.500%, 2/1/36, Pool #256101	25,879
40,174	5.614%, 5/1/36, Pool #871259*	40,432
349,722	6.000%, 6/1/36, Pool #886959	353,322
66,791	5.500%, 12/1/36, Pool #922224	65,955
333,909	5.500%, 12/1/36, Pool #928043	329,728
66,026	6.000%, 12/1/36, Pool #902054	66,705
130,034	5.000%, 1/1/37, Pool #920727	124,916
273,110	5.500%, 1/1/37, Pool #256552	269,691
55,191	6.000%, 1/1/37, Pool #906095	55,759
107,395	5.000%, 3/1/37, Pool 911395	103,045
55,488	6.000%, 4/1/37, Pool #914725	56,047
272,397	6.000%, 7/1/37, Pool #936855	275,143
87,989	6.000%, 7/1/37, Pool #256800	88,876
369,587	5.500%, 9/1/37, Pool #888638	364,766
461,458	6.000%, 9/1/37, Pool #952420	466,110
17,241	6.000%, 9/1/37, Pool #955005	17,415
205,877	5.922%, 12/1/37, Pool #966223*	208,509
148,924	5.500%, 3/1/38, Pool #969064	146,966
267,367	5.000%, 5/1/38, Pool #981481	256,510
238,103	5.000%, 5/1/38, Pool #933811	228,435

		4,586,481

	Freddie Mac (15.7%)
89,472	6.000%, 10/1/19, Pool #G11679	91,673
43,521	5.500%, 10/1/21, Pool #G12425	43,841
60,301	5.000%, 1/1/22, Pool #J04202	59,638
110,035	5.000%, 5/1/22, Pool #J04788	108,827
293,252	5.000%, 8/1/22, Pool #J05384	290,031
39,880	4.500%, 6/1/35, Pool #G01842	37,027
33,765	5.500%, 7/1/35, Pool #A36540	33,359
20,232	6.000%, 7/1/35, Pool #A36304	20,485
19,857	5.500%, 12/1/35, Pool #A40359	19,618
62,270	5.500%, 2/1/36, Pool #G08111	61,443
44,644	5.500%, 4/1/36, Pool #A44445	44,051
177,430	6.000%, 9/1/36, Pool #A52325	179,478
235,866	5.500%, 12/1/36, Pool #A80368	232,734
110,081	5.877%, 12/1/36, Pool #1J1390*	111,720
67,908	5.943%, 1/1/37, Pool #1Q0192*	68,835
95,428	5.500%, 4/1/37, Pool #G08192	94,101
58,188	6.000%, 4/1/37, Pool #A58853	58,842
49,876	5.000%, 6/1/37, Pool #G03094	47,835
193,466	6.000%, 8/1/37, Pool #A64067	195,639
78,057	5.500%, 9/1/37, Pool #G03202	76,971
161,591	5.733%, 9/1/37, Pool #1Q0319*	163,005
203,571	6.500%, 12/1/37, Pool #A69955	210,056
39,359	5.500%, 1/1/38, Pool #A71523	38,811
154,522	6.000%, 2/1/38, Pool #G04051	156,257
145,318	6.000%, 3/1/38, Pool #G04123	146,950
109,637	5.211%, 4/1/38, Pool #783255*	110,225
370,000	6.000%, 7/15/38(c)	373,700

		3,075,152

	Ginnie Mae (1.3%)
262,000	5.000%, 7/15/38(c)	253,812

	Total Mortgage-Backed Securities (Cost $7,948,218)	7,915,445

MUNICIPAL BONDS (7.9%)
	Georgia (1.4%)
265,000	Georgia State, School Improvements G.O., Series B, 5.000%, 4/1/12	281,584

	Iowa (1.1%)
250,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Series E, Taxable (AMBAC, GTD STD LNS), 17.000%, 12/1/31*(f)	212,500

	Maryland (0.8%)
135,000	Maryland State, Capital Improvements G.O., Series A, 5.250%, 2/15/13	146,050

	Michigan (0.4%)
75,000	Michigan Municipal Bond Authority, Refunding School Loan Revenue Bonds (FSA-CR, FGIC), 5.222%, 6/1/14	75,038

	New Jersey (1.4%)
300,000	Higher Education Student Assistance Authority, NJ, Student Loan Revenue, Series A (MBIA, GTD STD LNS), 14.000%, 6/1/36*(f)	270,000

	New York (1.5%)
85,000	New York City Transitional Finance Authority, NY, Public Improvements Revenue Bonds, Series D, Taxable, OID, 4.800%, 2/1/13	85,846
210,000	New York, NY, Cash Flow Management G.O., Sub Series C-4, Taxable, 5.250%, 8/15/14	214,595

		300,441

	North Carolina (1.3%)
60,000	North Carolina State, Refunding G.O., Series E, 5.000%, 2/1/13	64,272
180,000	Wake County, NC, Refunding G.O., 5.000%, 3/1/12	191,151

		255,423

	Total Municipal Bonds (Cost $1,617,267)	1,541,036

U.S. GOVERNMENT AGENCIES (10.4%)
	Fannie Mae (5.4%)
515,000	4.875%, 5/18/12	532,458
505,000	4.625%, 10/15/14	513,466

		1,045,924

	Federal Home Loan Bank (1.2%)
170,000	3.625%, 12/17/10(e)	170,863
65,000	5.250%, 9/13/13	68,121

		238,984

Continued

BB&T Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

June 30, 2008 (Unaudited)

Principal Amount		Fair Value
U.S. GOVERNMENT AGENCIES — (continued)
	Freddie Mac (3.8%)
$ 740,000	4.500%, 7/15/13	$751,425

	Total U.S. Government Agencies (Cost $2,036,205)	2,036,333

U.S. TREASURY NOTES (4.6%)
516,000	4.250%, 8/15/14(b)	539,099
50,000	4.125%, 5/15/15(b)(g)	51,668
60,000	4.250%, 11/15/17	61,289
21,000	5.500%, 8/15/28	23,437
240,000	4.375%, 2/15/38(e)	233,925

	Total U.S. Treasury Notes (Cost $876,798)	909,418

Shares
INVESTMENT COMPANY (6.3%)
1,225,577	Federated Treasury Obligations Fund, Institutional Shares	1,225,577

	Total Investment Company (Cost $1,225,577)	1,225,577

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (1.3%)
$ 252,649	Pool of Various Securities for Security Loans	252,649

	Total Securities Held as Collateral for Securities on Loan (Cost $252,649)	252,649

Total Investments — 102.8% (Cost $20,333,169)		20,109,275
Net Other Assets (Liabilities) — (2.8)%		(541,483)

NET ASSETS — 100.0%		$19,567,792

Futures	Contracts	Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Two Year Note, September 2008	5	$4,197
U.S. Treasury Twenty Year Bond, September 2008	4	(719)

Total Long Contracts		$3,478

See notes to Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments

Notes to Schedules of Portfolio Investments

June 30, 2008 (Unaudited)

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(c)	Represents a security purchased on a when-issued basis. At June 30, 2008, total cost of investments purchased on a when-issued basis for the BB&T Total Return Bond VIF was $625,673.
(d)	Security held as collateral for written call option.
(e)	Represents that all or a portion of the security was on loan as of June 30, 2008.
(f)	Illiquid security.
(g)	Represents that all or a portion of the security was pledged as collateral with a value of $51,668 on 9 long U.S. Treasury futures contracts.
*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2008. For bond funds, the maturity date reflected is the final maturity date.

ADR — American Depository Receipt

AMBAC — Insured by AMBAC Indemnity Corp.

CR — Custodial Receipts

FGIC — Insured by the Financial Guaranty Insurance Corp.

FSA — Insured by Financial Security Assurance

G.O. — General Obligation

GTD STD LNS — Guaranteed Student Loans

MBIA — Insured by MBIA

MTN — Medium Term Note

OID — Original Issue Discount

STEP — Step Coupon Bond

See accompanying notes to the financial statements.

BB&T Variable Insurance Funds

Statements of Assets and Liabilities

June 30, 2008 (Unaudited)

	BB&T Large Cap VIF	BB&T Mid Cap Growth VIF	BB&T Capital Manager Equity VIF	BB&T Special Opportunities Equity VIF	BB&T Total Return Bond VIF
Assets:
Investments:
Unaffiliated investments, at cost	$67,222,007	$22,850,200	$3,662,091	$38,650,916	$20,333,169
Investments in affiliates, at cost	—	—	12,975,870	—	—

Total investments, at cost*	67,222,007	22,850,200	16,637,961	38,650,916	20,333,169
Unrealized appreciation (depreciation)	(5,116,632)	3,405,789	(1,825,036)	2,839,121	(223,894)

Investments, at value	62,105,375	26,255,989	14,812,925	41,490,037	20,109,275
Interest and dividends receivable	76,325	2,569	12,442	22,837	170,510
Maturities receivable	—	—	—	—	2,284
Receivable for investments sold	—	323,476	—	—	—
Receivable for capital shares issued	112,429	—	15,253	193,197	169,344
Receivable from Advisor	—	—	395	—	—
Receivable for daily variation margin on futures contracts	—	—	—	—	297
Prepaid and other assets	19,797	10,054	4,580	13,591	7,169

Total Assets	62,313,926	26,592,088	14,845,595	41,719,662	20,458,879

Liabilities:
Call options written (premiums received $ — , $ — , $ — , $337,211 and $ — , respectively)	—	—	—	272,408	—
Payable for investments purchased	—	—	—	292,423	627,202
Payable for capital shares redeemed	149,573	66,704	7,114	—	—
Payable for collateral received on loaned securities	2,118,692	—	—	2,832,036	252,649
Accrued expenses:
Investment advisory fees	23,898	10,911	—	24,723	6,567
Administration fees	5,078	2,103	—	3,114	1,412
Audit fees	10,727	3,577	2,271	4,764	2,713
Compliance service fees	633	158	110	199	86
Trustee fees	1,722	286	270	151	—
Transfer agency fees	6,295	2,120	1,548	1,833	458

Total Liabilities	2,316,618	85,859	11,313	3,431,651	891,087

Net Assets:	$59,997,308	$26,506,229	$14,834,282	$38,288,011	$19,567,792

Net Assets Consist of:
Capital	$60,140,889	$17,208,050	$15,148,921	$32,659,507	$19,640,235
Accumulated undistributed net investment income (loss)	(8,301)	(68,288)	(127)	(25,214)	169,705
Accumulated realized gains (losses) from investments, futures contracts and written options	4,981,352	5,960,678	1,510,524	2,749,794	(21,732)
Net unrealized appreciation/(depreciation) on investments, futures contracts and written options	(5,116,632)	3,405,789	(1,825,036)	2,903,924	(220,416)

Net Assets	$59,997,308	$26,506,229	$14,834,282	$38,288,011	$19,567,792

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	5,332,267	1,634,533	1,637,607	2,465,493	1,980,301

Net Asset Value — offering and redemption price per share	$11.25	$16.22	$9.06	$15.53	$9.88

*	The BB&T Large Cap VIF, BB&T Special Opportunities Equity VIF, and BB&T Total Return Bond VIF include securities on loan of $2,076,335, $2,667,056, and $247,684, respectively.

See accompanying notes to the financial statements.

BB&T Variable Insurance Funds

Statements of Operations

For the Six Months Ended June 30, 2008 (Unaudited)

	BB&T Large Cap VIF	BB&T Mid Cap Growth VIF	BB&T Capital Manager Equity VIF	BB&T Special Opportunities Equity VIF	BB&T Total Return Bond VIF
Investment Income:
Interest income	$—	$—	$—	$—	$439,334
Dividend income from unaffiliates	799,993	52,451	11,633	177,821	9,090
Dividend income from affiliates	—	—	67,549	—	—
Foreign tax withholding	—	(1)	—	(5,772)	—
Income from securities lending	354	—	—	199	7

Total investment income	800,347	52,450	79,182	172,248	448,431

Expenses:
Investment advisory fees (See Note 4)	271,085	102,291	20,217	146,557	53,400
Administration fees (See Note 4)	33,844	12,770	—	16,920	8,219
Audit fees	29,430	10,592	6,195	12,190	5,662
Compliance service fees (See Note 4)	802	254	157	218	62
Custodian fees	2,102	825	444	875	367
Fund accounting fees (See Note 4)	3,664	1,382	809	1,832	890
Insurance fees	18,848	6,750	3,890	7,117	2,905
Interest expense (See Note 6)	8	—	—	—	—
Legal fees	17,635	5,712	3,695	6,254	2,609
Printing fees	15,636	4,745	4,016	4,711	2,375
Transfer agent fees (See Note 4)	13,504	4,884	2,763	5,403	2,357
Trustee fees	6,956	2,233	1,371	2,316	995
Other fees	4,270	1,927	973	2,229	7,772

Total expenses before waivers	417,784	154,365	44,530	206,622	87,613
Less expenses reimbursed or waived by the Investment Advisor	(109,919)	(33,627)	(24,010)	(9,160)	(17,946)

Net expenses	307,865	120,738	20,520	197,462	69,667

Net investment income (loss)	492,482	(68,288)	58,662	(25,214)	378,764

Realized/Unrealized Gains (Losses) on Investments, Futures Contracts and Written Options:
Net realized gains (losses) from:
Unaffiliated investment transactions	(7,614,768)	1,418,971	900	1,388,973	130,754
Futures contracts					(18,806)
Written Options	—	—	—	136,240	—
Affiliated investment transactions	—	—	(1,461,279)	—	—
Change in unrealized appreciation/depreciation on:
Investments	(6,628,985)	(5,167,821)	(739,208)	(3,004,374)	(427,453)
Futures contracts	—	—	—	—	3,478
Written Options	—	—	—	234,337	—

Net realized/unrealized losses on investments, futures contracts and written options	(14,243,753)	(3,748,850)	(2,199,587)	(1,244,824)	(312,027)

Change in net assets from operations	$(13,751,271)	$(3,817,138)	$(2,140,925)	$(1,270,038)	$66,737

See accompanying notes to the financial statements.

BB&T Variable Insurance Funds

Statements of Changes in Net Assets

	BB&T Large Cap VIF		BB&T Mid Cap Growth VIF
	For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007	For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007
From Investment Activities:
Operations:
Net investment income (loss)	$492,482	$1,512,977	$(68,288)	$(64,286)
Net realized gains (losses) on investments, futures contracts, written options and distributions from underlying funds	(7,614,768)	12,657,230	1,418,971	4,623,497
Change in unrealized appreciation/depreciation of investments, futures contracts and written options	(6,628,985)	(19,468,983)	(5,167,821)	4,163,473

Change in net assets from operations	(13,751,271)	(5,298,776)	(3,817,138)	8,722,684

Distributions to Shareholders:
Net investment income	(500,783)	(1,937,234)	—	(377)
Net realized gains	—	(11,116,882)	—	(3,179,274)

Change in net assets from distributions to shareholders	(500,783)	(13,054,116)	—	(3,179,651)

Capital Transactions:
Proceeds from shares issued	461,679	15,112,419	957,159	3,804,286
Proceeds from shares issued in conversion (Note 5)	—	13,750,356	—	—
Distributions reinvested	500,784	13,054,115	—	3,179,651
Value of shares redeemed	(13,884,485)	(29,535,278)	(4,020,140)	(4,600,823)

Change in net assets from capital transactions	(12,922,022)	12,381,612	(3,062,981)	2,383,114

Change in net assets	(27,174,076)	(5,971,280)	(6,880,119)	7,926,147
Net Assets:
Beginning of period	87,171,384	93,142,664	33,386,348	25,460,201

End of period	$59,997,308	$87,171,384	$26,506,229	$33,386,348

Accumulated undistributed net investment income (loss)	$(8,301)	$—	$(68,288)	$—

Share Transactions:
Issued	36,803	907,626	60,237	219,708
Issued in conversion (Note 5)	—	810,901	—	—
Reinvested	42,431	869,273	—	196,637
Redeemed	(1,112,785)	(1,781,498)	(251,480)	(270,101)

Change in Shares	(1,033,551)	806,302	(191,243)	146,244

See accompanying notes to the financial statements.

BB&T Capital Manager Equity VIF		BB&T Special Opportunities Equity VIF		BB&T Total Return Bond VIF
For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007	For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007	For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007

$58,662	$437,010	$(25,214)	$(46,760)	$378,764	$465,618
(1,460,379)	2,970,928	1,525,213	1,278,517	111,948	75,270
(739,208)	(3,018,705)	(2,770,037)	1,949,135	(423,975)	204,918

(2,140,925)	389,233	(1,270,038)	3,180,892	66,737	745,806

(78,246)	(512,781)	—	—	(376,185)	(456,227)
—	(2,014,013)	—	(2,016,836)	—	—

(78,246)	(2,526,794)	—	(2,016,836)	(376,185)	(456,227)

353,201	2,591,141	5,538,606	12,942,110	6,151,475	8,183,083
—	—	—	—	—	—
78,246	2,526,794	—	2,016,836	376,184	482,039
(1,872,701)	(2,708,114)	(1,600,204)	(1,797,100)	(714,059)	(1,658,187)

(1,441,254)	2,409,821	3,938,402	13,161,846	5,813,600	7,006,935

(3,660,425)	272,260	2,668,364	14,325,902	5,504,152	7,296,514

18,494,707	18,222,447	35,619,647	21,293,745	14,063,640	6,767,126

$14,834,282	$18,494,707	$38,288,011	$35,619,647	$19,567,792	$14,063,640

$(127)	$19,457	$(25,214)	$—	$169,705	$167,126

37,019	222,208	347,102	789,817	609,765	834,990
—	—	—	—	—	—
8,499	236,281	—	127,810	37,411	48,984
(197,515)	(232,413)	(103,177)	(109,151)	(70,601)	(168,369)

(151,997)	226,076	243,925	808,476	576,575	715,605

BB&T Variable Insurance Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Investment Activities
		Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities
BB&T Large Cap VIF
Six Months Ended June 30, 2008 (Unaudited)	$13.69	0.08	(c)	(2.43)	(2.35)
Year Ended December 31, 2007	$16.75	0.23		(1.08)	(0.85)
Year Ended December 31, 2006	$14.00	0.27		2.68	2.95
Year Ended December 31, 2005	$13.35	0.26		0.65	0.91
Year Ended December 31, 2004	$12.00	0.22		1.35	1.57
Year Ended December 31, 2003	$9.88	0.19		2.12	2.31
BB&T Mid Cap Growth VIF
Six Months Ended June 30, 2008 (Unaudited)	$18.29	(0.04	)(c)	(2.03)	(2.07)
Year Ended December 31, 2007	$15.16	(0.03)		5.09	5.06
Year Ended December 31, 2006	$15.67	0.03		0.44	0.47
Year Ended December 31, 2005	$13.70	(0.04)		2.01	1.97
Year Ended December 31, 2004	$11.69	(0.05)		2.06	2.01
Year Ended December 31, 2003	$8.56	(0.06)		3.19	3.13
BB&T Capital Manager Equity VIF***
Six Months Ended June 30, 2008 (Unaudited)	$10.33	0.03	(c)	(1.25)	(1.22)
Year Ended December 31, 2007	$11.65	0.25		— (d)	0.25
Year Ended December 31, 2006	$10.51	0.16		1.45	1.61
Year Ended December 31, 2005	$9.99	0.17		0.50	0.67
Year Ended December 31, 2004	$8.99	0.07		1.00	1.07
Year Ended December 31, 2003	$7.19	0.03		1.80	1.83
BB&T Special Opportunities Equity VIF
Six Months Ended June 30, 2008 (Unaudited)	$16.03	(0.01	)(c)	(0.49)	(0.50)
Year Ended December 31, 2007	$15.07	(0.02)		2.02	2.00
Year Ended December 31, 2006	$12.70	(0.02)		3.07	3.05
Year Ended December 31, 2005	$12.12	(0.03)		0.79	0.76
July 22, 2004 to December 31, 2004(e)	$10.00	(0.04)		2.16	2.12
BB&T Total Return Bond VIF
Six Months Ended June 30, 2008 (Unaudited)	$10.02	0.21	(c)	(0.14)	0.07
Year Ended December 31, 2007	$9.83	0.31		0.31	0.62
Year Ended December 31, 2006	$9.92	0.50		(0.17)	0.33
Year Ended December 31, 2005	$10.08	0.33		(0.10)	0.23
July 22, 2004 to December 31, 2004(e)	$10.00	0.10		0.08	0.18

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Total return ratios assume reinvestment of distributions at net asset value.

Total return ratios do not reflect charges pursuant to the terms of the insurance contracts funded by separate accounts that invest in the Fund’s shares.

***	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Amount is less than $0.005.
(e)	Period from commencement of operations.

See accompanying notes to the financial statements.

Distributions					Net Asset Value, End of Period	Total Return**(a)	Ratios/Supplemental Data
Net investment income	Return of capital		Net realized gains on investments	Total Distributions			Net Assets, End of Period (000)	Ratio of net expenses to average net assets(b)	Ratio of net investment income (loss) to average net assets(b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate(a)

(0.09)	—		—	(0.09)	$11.25	(17.32)%	$59,997	0.84%	1.34%	1.14%	22.37%
(0.31)	—		(1.90)	(2.21)	$13.69	(5.87)%	$87,171	0.77%	1.50%	1.08%	52.81%
(0.20)	—		—	(0.20)	$16.75	21.28%	$93,143	0.77%	1.72%	1.01%	45.76%
(0.26)	—		—	(0.26)	$14.00	6.90%	$113,648	0.79%	1.95%	1.05%	21.76%
(0.22)	—		—	(0.22)	$13.35	13.18%	$111,612	0.81%	1.77%	1.10%	12.91%
(0.19)	—	(d)	—	(0.19)	$12.00	23.62%	$94,683	0.88%	1.82%	1.17%	13.96%

—	—		—	—	$16.22	(11.37)%	$26,506	0.87%	(0.49)%	1.12%	88.82%
— (d)	—		(1.93)	(1.93)	$18.29	35.02%	$33,386	0.80%	(0.22)%	1.05%	127.76%
(0.07)	—		(0.91)	(0.98)	$15.16	3.26%	$25,460	0.78%	0.25%	1.02%	160.04%
—	—		—	—	$15.67	14.38%	$39,090	0.78%	(0.28)%	1.10%	113.04%
—	—		—	—	$13.70	17.19%	$32,407	0.83%	(0.44)%	1.22%	135.55%
—	—		—	—	$11.69	36.57%	$23,903	0.98%	(0.78)%	1.37%	113.75%

(0.05)	—		—	(0.05)	$9.06	(11.85)%	$14,834	0.25%	0.73%	0.55%	37.62%
(0.30)	—		(1.27)	(1.57)	$10.33	1.98%	$18,495	0.18%	2.27%	0.51%	40.70%
(0.12)	—		(0.35)	(0.47)	$11.65	15.82%	$18,222	0.17%	1.15%	0.54%	20.55%
(0.15)	—		—	(0.15)	$10.51	6.77%	$28,722	0.26%	1.68%	0.55%	3.24%
(0.07)	—		—	(0.07)	$9.99	11.91%	$25,611	0.34%	0.75%	0.54%	1.09%
(0.03)	—		—	(0.03)	$8.99	25.47%	$20,606	0.56%	0.40%	0.66%	10.06%

—	—		—	—	$15.53	(3.12)%	$38,288	1.08%	(0.14)%	1.13%	8.84%
—	—		(1.04)	(1.04)	$16.03	13.41%	$35,620	1.06%	(0.16)%	1.11%	23.86%
(0.01)	—		(0.67)	(0.68)	$15.07	24.71%	$21,294	1.06%	(0.05)%	1.06%	59.93%
—	—		(0.18)	(0.18)	$12.70	6.29%	$31,768	1.23%	(0.28)%	1.23%	42.15%
—	—		—	—	$12.12	21.20%	$21,044	1.45%	(0.76)%	1.45%	13.81%

(0.21)	—		—	(0.21)	$9.88	0.69%	$19,568	0.78%	4.26%	0.98%	93.92%
(0.43)	—		—	(0.43)	$10.02	6.47%	$14,064	0.77%	4.42%	1.01%	252.64%
(0.42)	—		—	(0.42)	$9.83	3.47%	$6,767	0.77%	4.34%	0.88%	188.24%
(0.36)	—		(0.03)	(0.39)	$9.92	2.29%	$18,777	1.00%	3.38%	1.12%	196.66%
(0.10)	—		—	(0.10)	$10.08	1.76%	$15,653	1.29%	2.34%	1.29%	36.74%

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments

June 30, 2008 (Unaudited)

1.	Organization:

The BB&T Variable Insurance Funds (the “Trust”) was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and presently offers shares of the BB&T Large Cap VIF, the BB&T Mid Cap Growth VIF, the BB&T Capital Manager Equity VIF, the BB&T Special Opportunities Equity VIF, and the BB&T Total Return Bond VIF (referred to individually as a “Fund” and collectively as the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. The BB&T Capital Manager Equity VIF (the “Fund of Funds”) invests in underlying mutual funds as opposed to individual securities.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, and U.S. Government agency securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current fair value. Investments in open-end investment companies, including the underlying funds invested in by Fund of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their market prices based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event that materially effects the furnished price) will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Board.

Recent Accounting Standard — In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurement” (“FAS 157”) — In September 2006, the FASB issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

June 30, 2008 (Unaudited)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s net assets as of June 30, 2008 is as follows:

Valuation Inputs	BB&T Large Cap VIF	BB&T Mid Cap Growth VIF	BB&T Capital Manager Equity VIF	BB&T Special Opportunities Equity VIF	BB&T Total Return Bond VIF
Level 1 – Quoted Prices	$61,851,452	$26,184,770	$14,574,011	$41,055,656	$—
Level 2 – Other Significant Observable Inputs	253,923	71,219	238,914	434,381	19,626,775
Level 3 – Significant Unobservable Inputs	—	—	—	—	482,500

Total Market Value of Investments	$62,105,375	$26,255,989	$14,812,925	$41,490,037	$20,109,275

Valuation Inputs				BB&T Special Opportunities Equity VIF	BB&T Total Return Bond VIF
Level 1 – Quoted Prices				$—	$3,478
Level 2 – Other Significant Observable Inputs				272,408	—
Level 3 – Significant Unobservable Inputs				—	—

Total Market Value of Other Financial Instruments*				$272,408	$3,478

*	Other financial instruments are derivative investments not reflected in the Schedules of Portfolio Investments, such as futures and written options.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

BB&T Total Return Bond VIF
Balance as of 12/31/07 (market value)	$—
Transfers in and/or out of Level 3	482,500

Balance as of 6/30/08 (market value)	$482,500

Securities Transactions and Related Income — During the period, securities transactions are accounted for no later than one business day after trade date. For financial reporting purposes, however, security transactions are accounted for on trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued — The Funds may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued securities and any subsequent fluctuation in their value is taken into account when determining the net asset value of the Funds, commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements — The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T Asset Management, Inc. (“BB&T AM”) or a sub-advisor deemed creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Funds plus interest

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

June 30, 2008 (Unaudited)

negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is a potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of possible decline in fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Futures Contracts — The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities that the respective Funds intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

Option Contracts — The Funds may purchase or write option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in fair value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current fair value.

The BB&T Special Opportunities Equity VIF had the following transactions in written covered call options during the period ended June 30, 2008:

	BB&T Special Opportunities Equity VIF
Covered Call Options	Number of Contracts	Premiums Received
Balance at beginning of period	2,278	$206,096
Options purchased	5,112	535,942
Options closed	(2,455)	(223,513)
Options expired	(2,065)	(163,987)
Options exercised	(250)	(17,327)

Balance at end of period	2,620	$337,211

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

June 30, 2008 (Unaudited)

The following is a summary of written options outstanding as of June 30, 2008:

	BB&T Special Opportunities Equity VIF
Security	Number of Contracts	Fair Value
Apache Corp., $155.00, 10/18/08	100	$72,000
Apache Corp., $160.00, 10/18/08	11	6,600
Aracruz Celulose SA ADR, $85.00, 7/19/08	160	1,600
eBay Inc., $40.00, 7/19/08	313	313
Seal Air Corp., $30.00, 7/19/08	320	3,200
Smithfield Foods Inc., $40.00, 10/18/08	53	265
Southwest Airlines Co., $15.00, 7/19/08	700	5,250
Weatherford International Ltd., $52.50, 11/22/08	400	180,000
Yahoo Inc., $32.50, 7/19/08	350	1,050
Yum! Brands, Inc., $40.00, 7/19/08	213	2,130

	2,620	$272,408

Security Loans — To generate additional income, the Funds may lend up to 33  1/3% of their respective total assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. Government or U.S. Government agency securities, equal at all times to at least 100% of the fair value.

The cash collateral received by the Funds at June 30, 2008 was pooled and invested in bank notes, certificates of deposit, commercial paper, and time deposits, (with interest rates ranging from 2.14% to 6.25% and maturity dates ranging from July 2008 through May 2009) managed by Bank of New York Mellon. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Funds to be of good standing and creditworthy under guidelines established by the Board and when, in the judgement of the Funds, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time and are, therefore, not considered to be illiquid investments. As of June 30, 2008, the following Funds had loans outstanding:

	Value of Loaned Securities	Value of Collateral	Average Value on Loan for the period ended June 30, 2008
BB&T Large Cap VIF	$2,076,335	$2,118,692	$875,504
BB&T Special Opportunities Equity VIF	2,667,056	2,832,036	426,326
BB&T Total Return Bond VIF	247,684	252,649	33,212

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC, FGIC and MBIA).

Federal Income Taxes — It is the policy of the Funds to continue to qualify as regulated investment companies by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

Other — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Expenses which are attributable to both the Funds and the BB&T Funds are allocated across Funds and BB&T Funds, based upon relative net assets or on another reasonable basis.

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

June 30, 2008 (Unaudited)

3.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. Government Securities and securities maturing less than one year from acquisition) for the period ended June 30, 2008 are as follows:

	Purchases	Sales
BB&T Large Cap VIF	$16,053,877	$27,456,825
BB&T Mid Cap Growth VIF	24,280,461	26,973,639
BB&T Capital Manager Equity VIF	6,004,959	7,093,960
BB&T Special Opportunities Equity VIF	7,664,848	3,245,079
BB&T Total Return Bond VIF	5,858,171	3,943,555

Purchases and sales of U.S. Government Securities (excluding securities maturing less than one year from acquisition) for the period ended June 30, 2008 for the BB&T Total Return Bond VIF were $15,906,692 and $12,726,432, respectively.

4.	Related Party Transactions:

Investment advisory services are provided to the Funds by BB&T AM. Under the terms of the investment advisory agreement, BB&T AM is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees”. BB&T AM waived investment advisory fees and certain expenses of the Funds referenced below which are not subject to recoupment in subsequent fiscal periods and are included on the Statements of Operations as “Less expenses reimbursed or waived by the Investment Advisor”.

Information regarding these transactions is as follows for the period ended June 30, 2008:

	Contractual Fee Rate	Fee Rate after Voluntary Waiver*
BB&T Large Cap VIF	0.74%	0.44%
BB&T Mid Cap Growth VIF	0.74%	0.50%
BB&T Capital Manager Equity VIF	0.25%	0.00%
BB&T Special Opportunities Equity VIF	0.80%	0.75%
BB&T Total Return Bond VIF	0.60%	0.40%

*	For all or a portion of the six months ended June 30, 2008, BB&T AM voluntarily waived additional investment advisory fees for the BB&T Large Cap VIF, BB&T Mid Cap Growth VIF, BB&T Capital Manager Equity VIF and BB&T Total Return Bond VIF. All voluntary investment advisory fee waivers are not subject to recoupment in subsequent fiscal periods and may be discontinued at any time.

Pursuant to a sub-advisory agreement with BB&T AM, Scott & Stringfellow, Inc., a wholly owned subsidiary of BB&T Corporation, serves as the sub-advisor to the BB&T Special Opportunities Equity VIF, subject to the general supervision of the Board and BB&T AM. Pursuant to a sub-advisory agreement with BB&T AM, Sterling Capital Management LLC, a wholly owned subsidiary of BB&T Corporation, serves as the sub-advisor to the BB&T Total Return Bond VIF, subject to the general supervision of the Board and BB&T AM. For their services, the sub-advisors are entitled to a fee payable by BB&T AM.

BB&T AM serves as the administrator to the Funds pursuant to the administration agreement effective as of April 23, 2007. The Funds pay their portion of a fee to BB&T AM for providing administration services based on the aggregate assets of the Funds and the BB&T Funds at a rate of 0.11% on the first $3.5 billion of average net assets; 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. This fee is accrued daily and payable on a monthly basis. Expenses incurred are reflected on the Statements of Operations as “Administration fees”. Pursuant to a sub-administration agreement with BB&T AM, PNC Global Investment Servicing (U.S.) Inc. (“PNC”), formerly known as PFPC Inc., serves as the sub-administrator to the Funds subject to the general supervision of the Board of Trustees and BB&T AM. For these services, PNC is entitled to a fee payable by BB&T AM.

PNC serves as the Funds’ accountant and transfer agent and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statement of Operations as “Fund accounting fees” and “Transfer agent fees”.

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

June 30, 2008 (Unaudited)

BB&T AM’s Chief Compliance Officer (“CCO”) serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Funds’ Board of Trustees and paid by BB&T AM. However, the Funds reimburse BB&T AM for their allocable portion of the CCO’s salary. Expenses incurred for the Funds are reflected on the Statements of Operations as “Compliance service fees”.

For the six months ended June 30, 2008, the Funds paid $20,467 in brokerage fees to Scott & Stringfellow, Inc., a wholly owned subsidiary of BB&T Corporation, on the execution of purchases and sales of the Funds’ portfolio investments.

The Trust has adopted a Variable Contract Owner Servicing Plan (the “Service Plan”) under which the Funds may pay a fee computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund. A servicing agent may periodically waive all or a portion of its servicing fees. For the period ended June 30, 2008 the Funds did not participate in any service plans.

Certain Officers and Trustees of the Funds are affiliated with the adviser, the administrator, or the sub-administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $30,000 plus $5,000 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $3,000 for each special meeting attended by telephone. Each Trustee serving on a Committee of the Board of Trustees receives a fee of $4,000 for each Committee meeting attended in person and $3,000 for each Committee meeting attended by telephone, plus reimbursement for certain expenses. Additionally, the Chairman of the Board and Audit Committee Chairman each receive an annual retainer of $10,000, and the Chairman of the Nominations Committee receives $1,000 for each meeting attended. The fees are allocated across the Funds and the BB&T Funds based upon relative net assets.

5.	Conversion of the BB&T Large Cap VIF and the BB&T Large Cap Growth VIF:

On February 12, 2007, the BB&T Large Cap VIF acquired all of the assets and assumed all of the liabilities of the BB&T Large Cap Growth VIF in exchange for shares of the BB&T Large Cap VIF, pursuant to an Agreement and Plan of Reorganization approved by the BB&T Large Cap Growth VIF’s shareholders on February 7, 2007 and the Board on August 29, 2006. All fees and expenses incurred by the BB&T Large Cap Growth VIF, BB&T Large Cap VIF and BB&T AM in connection with the consummation of the transaction were borne by BB&T AM. The following is a summary of shares issued, net assets converted, net asset value per share issued and unrealized appreciation/depreciation of assets acquired as of the conversion date:

	Shares Issued	Net Assets Converted	Net Asset Value Per Share Issued	Unrealized Appreciation
BB&T Large Cap VIF	810,901	$13,750,356	$16.96	$175,611

6.	Line of Credit:

U.S. Bank, N.A. has made available a credit facility to the Funds, pursuant to a Credit Agreement (the “Agreement”). The primary purpose of the Agreement is to allow the Funds to avoid security liquidations that BB&T AM believes are unfavorable to shareholders. Outstanding principal amounts under the Agreement bear interest at an interest rate equal to the Prime Rate minus 2.00%. There were no open lines of credit at June 30, 2008. During the period ended June 30, 2008 the following Fund utilized a line of credit:

	Average Interest Rate	Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
BB&T Large Cap VIF	3.00%	$95,000	1	$8	$95,000

7.	Federal Tax Information:

The Funds adopted the provisions of FASB Interpretation No. 48 (“FIN48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007 and FIN48 was applied to all open tax years. The implementation of FIN48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Funds. As of and during the period ended June 30, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

June 30, 2008 (Unaudited)

For federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of December 31, 2007, which are available to offset future capital gains:

	Amount	Expires
BB&T Total Return Bond VIF	$60,272	2013
BB&T Total Return Bond VIF	62,902	2014

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2007 were as follows:

	Ordinary Income	Net Long-Term Gains	Distributions paid from		Total Distributions Paid*
			Total Taxable Distributions	Tax Exempt Distributions
BB&T Large Cap VIF	$1,937,234	$11,116,882	$13,054,116	$—	$13,054,116
BB&T Mid Cap Growth VIF	61,600	3,118,051	3,179,651	—	3,179,651
BB&T Capital Manager Equity VIF	760,193	1,766,601	2,526,794	—	2,526,794
BB&T Special Opportunities Equity VIF	843,431	1,173,405	2,016,836	—	2,016,836
BB&T Total Return Bond VIF	456,227	—	456,227	—	456,227

*	Total Distributions paid may differ from the Statement of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The BB&T Total Return Bond VIF had deferred post-October capital losses of $3,066, which will be treated as arising on the first business day of the fiscal year ending December 31, 2008.

At June 30, 2008, the book cost, which approximates federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Book Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BB&T Large Cap VIF	$67,222,007	$7,712,309	$(12,828,941)	$(5,116,632)
BB&T Mid Cap Growth VIF	22,850,200	3,958,268	(552,479)	3,405,789
BB&T Capital Manager Equity VIF	16,637,961	212,512	(2,037,548)	(1,825,036)
BB&T Special Opportunities Equity VIF	38,650,916	6,202,653	(3,363,532)	2,839,121
BB&T Total Return Bond VIF	20,333,169	81,913	(305,807)	(223,894)

BB&T Variable Insurance Funds

June 30, 2008

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BB&T Variable Insurance Funds

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President
(principal executive officer)

Date 8/25/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President
(principal executive officer)

Date 8/25/08

By (Signature and Title)*	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer
(principal financial officer)

Date 8/25/08

* Print the name and title of each signing officer under his or her signature.